Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Estimated Useful Lives of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets as follows:

Useful life
Office equipment	3 years
Electronic equipment	3 years
Vehicle	4 years
Laboratory equipment	5 years
Manufacturing equipment	10 years
Leasehold improvements	lesser of useful life or lease term

Suppliers Accounted for 10% or More of Research and Development Expenses

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2016, 2017 and 2018:

	Year ended December 31,
	2016	2017	2018
	$	$	$
A	14,625,500	*	*
B	*	7,651,617	*
C	*	7,104,015	*
D	*	*	25,515,178
E	*	*	14,664,364